SUMMARY
PROSPECTUS
September 28, 2026

Tuttle Capital Pure Play Photonics ETF

Before you invest, you may want to review the Fund's prospectus and statement of additional information, which contain more information about the Fund and its risks. The Fund's prospectus and statement of additional information are incorporated by reference into this Summary Prospectus. You can find the Fund's prospectus, statement of additional information, reports to shareholders, and other information about the Fund online at www.fotoetf.com. You can also get this information at no cost by calling (833) 759-6110 or by sending an email request to mail@ccofva.com.

This summary prospectus describes Tuttle Capital Pure Play Photonics ETF. Tuttle Capital Pure Play Photonics ETF is authorized to offer one class of shares by this summary prospectus.

Fund	Ticker	Principal Listing Exchange
TUTTLE CAPITAL PURE PLAY PHOTONICS ETF	FOTO	Cboe BZX Exchange, Inc.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Tuttle Capital Pure Play Photonics ETF
TUTTLE CAPITAL PURE PLAY PHOTONICS ETF

Investment Objective

The investment objective of the Tuttle Capital Pure Play Photonics ETF (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.75%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	0.75%
(1)Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
(2)Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Tuttle Capital Pure Play Photonics ETF	$77	$240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and swaps referencing companies whose primary business operations are directly related to photonics.

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Tuttle Capital Pure Play Photonics ETF
Photonics generally refers to the science and technology of generating, manipulating, transmitting, detecting, measuring, and applying light (photons), including visible, infrared, and ultraviolet light. The Fund seeks to provide focused exposure to companies that derive a majority of their revenues or operating profits from photonics-related products and services.

Pure-Play Revenue Exposure Requirement

The Fund applies a “pure-play” revenue exposure screen designed to limit exposure to diversified conglomerates in which photonics-related business lines are incidental or non-core. In general, a company will be eligible for inclusion if it derives at least 50% of its revenues or operating profits (as determined by the Adviser based on publicly available disclosures, company filings, and reasonable estimates) from photonics-related products or services. However, as noted below, the Adviser retains discretion to include companies that do not currently meet the 50% revenue threshold if the Adviser determines the company has a substantial nexus to photonics-related activities and reasonably expects the company to derive a majority of its revenues or operating profits from photonics-related products or services in the future.

Adviser Discretion and Subjective Inclusion Criteria

As noted above, the Adviser may, in its discretion, include companies that do not currently meet the 50% revenue or operating profit threshold if the Adviser determines that the company has a substantial nexus to photonics-related activities and reasonably expects the company to derive a majority of its revenues or operating profits from photonics-related products or services in the future.

In making such determinations, the Adviser may consider, among other factors:

•Public disclosures, investor presentations, earnings calls, strategic plans, or regulatory filings indicating a corporate shift, restructuring, or strategic emphasis toward photonics-related businesses;
•Capital allocation trends, including material research and development expenditures, acquisitions, divestitures, or capital investment directed toward photonics technologies;
•Revenue backlog, signed contracts, partnerships, joint ventures, or customer concentration suggesting meaningful future photonics exposure;
•Intellectual property portfolios, patent filings, proprietary platforms, or core technological capabilities centered on photonics;
•Early-stage or pre-revenue companies whose principal business operations are photonics-focused, including companies in commercialization, pilot production, or development phases;
•Spin-offs or newly public entities formed to pursue photonics-related business lines;
•Situations where financial reporting segments do not yet fully reflect the economic significance of photonics-related operations--such as, for example, (i) companies that report photonics-related products and services within a broader operating segment that also includes non-photonics business lines and, as a result, the revenue disclosure may obscure the magnitude of the photonics business; (ii) companies that have recently acquired or divested business lines and the historical reported financials do not yet reflect the post-transaction photonics revenue mix; or (iii) companies that derive material revenue from photonics-related components, subsystems, or services that are aggregated with non-photonics revenue under a single product or end-market category.

Such determinations are inherently subjective and may be based on incomplete, evolving, or forward-looking information. The Adviser is not required to apply the 50% revenue threshold mechanically and retains discretion in interpreting company disclosures and assessing the degree of photonics-related exposure.

Companies that neither meet the revenue threshold nor satisfy the Adviser’s qualitative assessment may be excluded even if they participate meaningfully in broader semiconductor, electronics, industrial, aerospace, defense, telecommunications, or related industries.

Photonics-Related Activities

Photonics-related products and services may include, but are not limited to, optical communications components and subsystems (such as lasers, modulators, coherent optics, transceivers, optical amplifiers, silicon photonics devices, and photonic integrated circuits), industrial and scientific laser systems, beam delivery systems, advanced manufacturing and

SUMMARY PROSPECTUS | September 28, 2026

Tuttle Capital Pure Play Photonics ETF
metrology systems, photonic sensing and imaging technologies (including LiDAR, infrared imaging, spectrometry, and optical detection systems), optoelectronic devices (including LEDs, laser diodes, and compound semiconductor devices), and specialized manufacturing equipment used in the production of photonic and optoelectronic components.

Types of Securities

The Fund may invest in common stocks, preferred stocks, depositary receipts (including ADRs and GDRs), other equity securities of U.S. and non-U.S. issuers in developed and emerging markets, and swaps and other derivative instruments that provide exposure to such securities or issuers, and may participate in initial public offerings consistent with its investment strategy.

The Fund may invest in companies of any size but expects to focus primarily on small- and mid-capitalization companies due to the specialized and innovation-driven nature of the photonics industry.

Industry and Sector Exposure

Because the Fund focuses on photonics-related businesses, it expects to have significant exposure to companies in the technology sector and may also have significant exposure to the industrials, semiconductor, materials, communications equipment, aerospace and defense, healthcare technology, and capital goods industries. The Fund may concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that photonics-focused companies are so concentrated.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Portfolio Turnover

The Fund may have a relatively high portfolio turnover rate, which may result in increased transaction costs and potential tax consequences.

Principal Risks

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Photonics Industry Risk. Companies engaged in photonics-related businesses are subject to risks associated with rapid technological change, short product development cycles, evolving industry standards, and frequent product introductions. Technological advances may render existing products obsolete or uncompetitive. The photonics industry is characterized by intense competition, including from larger, more diversified companies with greater financial, technical, and marketing resources.

Demand for photonics components and systems may fluctuate significantly based on capital spending cycles, telecommunications infrastructure deployment, semiconductor fabrication capacity expansion, industrial automation investment, defense and aerospace procurement cycles, healthcare technology adoption, and broader macroeconomic conditions. A slowdown in any of these end markets may adversely affect revenues and profitability of photonics-related companies.

Many photonics-related businesses depend on specialized materials, precision manufacturing processes, and complex supply chains. Disruptions in the availability of key components, raw materials, or fabrication capacity may negatively impact production and margins. In addition, regulatory changes, export controls, intellectual property disputes, or shifts in government funding priorities may materially affect certain segments of the photonics industry.

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Tuttle Capital Pure Play Photonics ETF
Technology Sector Risk. The Fund expects to have significant exposure to technology-related companies. Technology companies may experience rapid changes in technology, evolving customer preferences, frequent new product introductions, and aggressive pricing competition. These companies may be particularly vulnerable to product obsolescence and may face risks related to cybersecurity incidents, data breaches, intellectual property protection and infringement claims, and regulatory scrutiny.

Technology companies often rely on global supply chains and outsourced manufacturing, which may expose them to geopolitical tensions, trade restrictions, tariffs, and supply disruptions. Many technology companies also depend on a limited number of key customers, suppliers, or distribution partners, and the loss of one or more such relationships may adversely affect financial performance.

Semiconductor and Capital Equipment Risk. Companies involved in optoelectronic device manufacturing, compound semiconductor production, silicon photonics, and related capital equipment are subject to cyclical demand patterns and may experience significant revenue and earnings volatility. The semiconductor industry has historically been highly cyclical, characterized by periods of oversupply, pricing pressure, and inventory corrections.

Such companies may be affected by export controls, trade restrictions, and geopolitical tensions that limit access to key markets or restrict the transfer of advanced technologies. Capital equipment manufacturers depend heavily on capital expenditure budgets of semiconductor fabrication facilities and other advanced manufacturing customers, which may be reduced during economic downturns. Supply chain disruptions, manufacturing complexity, and high fixed-cost structures may amplify financial volatility during periods of reduced demand.

Small- and Mid-Capitalization Company Risk. The Fund may invest significantly in small- and mid-capitalization companies, which may be more volatile and more vulnerable to adverse business or economic developments than large-capitalization companies. These companies may have limited product lines, narrower markets, less diversified revenue streams, limited financial resources, and less experienced management teams.

Securities of small- and mid-capitalization companies may trade less frequently and in lower volumes than those of larger companies, which may result in greater price volatility and reduced liquidity. During market downturns or periods of market stress, these securities may decline in value more sharply and may be more difficult to sell at desired prices.

Early-Stage and Pre-Revenue Company Risk. The Fund may invest in early-stage, development-phase, or recently public companies that may not yet generate meaningful revenues or profits. These companies may face significant uncertainty regarding the successful development, commercialization, and market acceptance of their products and technologies.

Early-stage companies may depend on external financing to fund operations and research and development activities, and such financing may not be available on favorable terms, or at all. These companies may also face regulatory hurdles, technological feasibility risks, competitive pressures, and execution challenges. Securities of early-stage companies may be highly volatile and speculative, and investments in such companies may result in substantial losses.

Non-U.S. and Emerging Markets Risk. The Fund may invest in securities of non-U.S. issuers, including issuers located in emerging markets. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities, including fluctuations in currency exchange rates; differences in accounting, auditing, and financial reporting standards; less stringent regulatory environments; reduced liquidity; and higher transaction costs.

Non-U.S. markets may be more susceptible to political instability, changes in government policies, trade disputes, expropriation, nationalization, and social unrest. Emerging markets, in particular, may experience heightened volatility, capital controls, weaker legal systems, limited investor protections, and greater geopolitical risk. These factors may adversely affect the value and liquidity of the Fund’s investments.

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives and photonics-related securities. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In volatile markets, the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative

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Tuttle Capital Pure Play Photonics ETF
position limits on exchanges may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses

Concentration Risk. Because the Fund focuses on companies engaged in photonics-related businesses, it may concentrate its investments in a limited number of industries or sectors. As a result, the Fund may be more susceptible than a diversified fund to adverse economic, regulatory, technological, or market developments affecting the photonics industry or related sectors.

Developments such as reductions in capital expenditures, technological disruption, regulatory changes, supply chain constraints, or decreased demand in key end markets may have a disproportionate impact on the Fund’s performance. The Fund’s returns may therefore be more volatile than those of a broadly diversified fund.

Derivatives Risk. Derivatives are financial instruments that derive value from an underlying reference asset or assets, such as stocks, bonds, funds (including ETFs), interest rates, or indexes. The Fund expects to use swap agreements to pursue its investment objective. Investments in derivatives may be considered speculative and may expose the Fund to risks different from, and possibly greater than, those associated with direct investments in securities or other instruments. These risks include market risk, leverage risk, counterparty risk, liquidity risk, valuation risk, correlation risk, and legal or regulatory risk. The performance of a derivative may not track the performance of its reference asset due to fees, expenses, and other factors. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses greater than the amount initially invested and may cause the Fund’s share price to be more volatile.

Swap Agreements Risk. Swap agreements are contracts entered into primarily with major financial institutions for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns earned or realized on particular reference assets or instruments. The amount of the payments exchanged is generally based on a specified notional amount. Swap agreements are generally traded over-the-counter and may expose the Fund to increased counterparty, liquidity, and valuation risks. If a counterparty fails to meet its obligations, the Fund could lose money. In addition, swap agreements may be difficult to value and may be subject to less regulation than exchange-traded instruments.

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of the equity securities held by the Fund may decrease due to general market conditions or other factors unrelated to a particular issuer. A decline in the value of the equity securities in which the Fund invests will adversely affect the Fund.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

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Tuttle Capital Pure Play Photonics ETF
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk. The trading prices of securities and derivative instruments fluctuate in response to economic, financial, or political events that impact the entire market, specific sectors, or individual issuers. The Fund’s NAV and market price may fluctuate significantly. Because the Fund’s strategy provides exposure to photonics-related securities, a decline in the value of those securities will adversely affect the Fund.

Transaction Cost Risk. The Fund will pay transaction costs, including commissions and bid-ask spreads, when it buys and sells options and other securities. Because the Fund expects to enter into and close options positions on a daily basis, it will incur high transaction costs. While turnover of options may not be reflected in traditional portfolio turnover metrics, the economic impact to the Fund may be similar to that of a fund with high portfolio turnover. These transaction costs may negatively affect the Fund’s performance and may result in higher taxable distributions.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

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Tuttle Capital Pure Play Photonics ETF
Non-Diversification Risk. The Fund is classified as non-diversified under the 1940 Act and may invest a greater percentage of its assets in a smaller number of issuers or instruments than a diversified fund. As a result, the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event affecting those issuers or instruments.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance History

The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Investment Adviser

Tuttle Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Manager

Matthew Tuttle, Chief Executive Officer of the Adviser, has served as the Fund’s portfolio manager since its inception.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Creation Unit transactions are typically effected in cash, but the Fund reserves the right to accept in-kind securities. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.fotoetf.com.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

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Tuttle Capital Pure Play Photonics ETF

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY PROSPECTUS | September 28, 2026